                                    FORM 24F2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:   New Alternatives Fund, Inc.
                                   150 Broadhollow Road, Suite 306
                                   Melville, NY 11747

2.   Name of each series or class of funds for which this notice is filed:

3.   Investment Company Act File Number: 811-3287

     Securities Act File Number: 2-74436

4.   Last day of fiscal year for which this notice is filed: 12/31/04

5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24-f2 declaration:

                                      -----

6.   Date of termination of issuer's declaration under rule 24-f2 (a) (1), if applicable. (See instruction A.6)

7.   Number and amount of securities of the same class of series which had been registered under the securities Act of 1993 other than pursuant to rule
     24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         Indefinite

8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
         N/A

9.   Number and aggregate sale price securities sold during the fiscal year:

                   128,553 Shares            $3,961,831

10.  Number and aggregate sale price securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                   128,553 Shares            $3,961,831

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instructions B.7):

                   6,525 Shares            $218,451

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
                                                                      $3,961,831

     (ii)   Aggregate price of share issued in connection with dividend reinvestment plans (from item 11, if applicable):
                                                                        $218,451

     (iii)  Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                      $2,339,504

     (iv)   Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24-2-2 (if applicable):
                                                                        +N/A

     (v)    Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24F-2 {line (i), plus line (ii), less line
            (iii), plus line (iv)}(if applicable):
                                                                      $1,840,778
                                                                      ----------

     (vi)   Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6),
            (presently $117.70 per one million--per Section 6B of the Security
            Act):

     (vii)  Fee due {line (i) or line (v) multiplied by line (vi)}:
                                                                        $ 216.66
                                                                        --------

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Instructions: Issuers should complete lines (ii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. Se instruction C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depositary as described in section 3a of the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a)

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depositary: N/A

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and the capacities and on the dates indicated.

By:  (Signature and Title)*   /S/---------------------------------------
                                David J. Schoenwald

Date:  January 19, 2005

          * Please print the name and title of the signing officer below the signature.

                               Maurice Schoenwald
                            5270 Gulf of Mexico Drive
                           Longboat Key, Florida 34228
                                    ATTORNEY

Florida:                                                        Admitted:
Phone 1 941 383 4444                                            New York 1947
New York:                                                       Florida  1978
1 631 968 4455

                               OPINION OF COUNSEL

To the Shareholders and Directors of
New Alternatives Fund, Inc.:

I am an Attorney at Law licensed to practice in the State of New York.

I have examined the Charter, By-Laws, Stock Certificates, Prospectus and
Registration Statement of NEW ALTERNATIVES FUND, INC.

I certify that the when shares are fully paid, they are non-assessable and may be legally issued.

New York, NY
January 19, 2005

                                       /S/   -----------------------
                                             MAURICE L. SCHOENWALD